Stockholders' Equity - Summary of Common Stock (Detail) - shares	Dec. 31, 2017	Dec. 31, 2016
Series A [Member]
Disclosure of Classes of Share Capital [Line Items]
Subscribed and paid shares	30,214,469,912	28,121,583,148
Unissued shares authorized for executives' stock compensation programs	531,739,616	638,468,154
Shares that guarantee the issuance of convertible securities	4,529,605,020	5,218,899,920
Number of shares issued	35,275,814,548	33,978,951,222
Series B [Member]
Disclosure of Classes of Share Capital [Line Items]
Subscribed and paid shares	15,107,234,956	14,060,791,574
Unissued shares authorized for executives' stock compensation programs	265,869,808	319,234,077
Shares that guarantee the issuance of convertible securities	2,264,802,510	2,609,449,960
Number of shares issued	17,637,907,274	16,989,475,611